Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

Intangible assets and related accumulated amortization consists of the following as of the dates presented:

	June 30, 2015	December 31, 2014
Gross carrying amount of urgent and primary care intangibles:
Patient relationships and contracts	$972	$972
Accumulated amortization	(144)	(47)
Intangible asset impairment*	(520)	—
Urgent and primary care intangibles, net	308	925
Gross carrying amount of ancillary intangibles:
Ancillary provider network	1,921	1,921
Software	428	428
	2,349	2,349
Accumulated amortization	(1,901)	(1,837)
Ancillary intangibles, net	448	512
Total intangibles, net	$756	$1,437

*
At the time we purchased one of our urgent and primary care centers, we allocated $600,000 of the purchase price to a contract held by the acquired center that related to non-urgent care services. During the quarter ended June 30, 2015 we suspended our provision of services under that contract and have recorded a one-time impairment charge of $520,000 relating to the unamortized balance of that intangible asset.

Intangible assets and related accumulated amortization consists of the following as of the dates presented:

	December 31, 2014	December 31, 2013
Gross carrying amount of urgent and primary care intangibles:
Patient relationships and contracts	$972	$—
Accumulated amortization	(47)	—
Urgent and primary care intangibles, net	925	—
Gross carrying amount of ancillary intangibles:
Ancillary provider network	1,921	1,921
Software	428	428
	2,349	2,349
Accumulated amortization	(1,837)	(1,709)
Other intangibles, net	512	640
Total intangibles, net	$1,437	$640

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Estimated annual amortization expense relating to intangibles is as follows:

Years ending December 31,	Urgent and Primary Care	Ancillary Care Services	Total
2015 (remaining 6 months)	$38	$64	$102
2016	74	128	202
2017	74	128	202
2018	74	128	202
2019	48	—	48
Total	$308	$448	$756

Estimated annual amortization expense relating to intangibles is as follows:

Years ending December 31,	Urgent and Primary Care	Ancillary Care Services	Total
2015	$194	$128	$322
2016	194	128	322
2017	194	128	322
2018	194	128	322
2019	149	—	149
Total	$925	$512	$1,437